UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21698
The Gabelli Global Gold, Natural Resources & Income Trust
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Global Gold, Natural Resources & Income Trust
Semi-Annual Report
June 30, 2009
To Our Shareholders,
     The Gabelli Global Gold, Natural Resources & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was 34.6% during the first half of 2009, compared with gains of 7.7% and 12.6% for the Chicago Board Options Exchange (“CBOE”) S&P 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund’s publicly traded shares was 9.9% during the first half of the year. On June 30, 2009, the Fund’s NAV per share was $13.00, while the price of the publicly traded shares closed at $13.55 on the NYSE Amex.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2009.
Comparative Results
Average Annual Returns through June 30, 2009 (a)

					Since
		Year to			Inception
	Quarter	Date	1 Year	3 Year	(03/31/05)
Gabelli Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	21.61%	34.63%	(54.07)%	(9.92)%	(0.45)%
Investment Total Return (c)	(10.84)	9.90	(48.78)	(7.56)	(0.86)
CBOE S&P 500 Buy/Write Index	10.57	7.71	(18.34)	(3.99)	(0.86)
Philadelphia Gold & Silver Index	3.53	12.56	(28.09)	(0.06)	10.86
Amex Energy Select Sector Index	13.45	1.59	(44.61)	(3.85)	4.29
Barclays Capital Government/Corporate Bond Index	1.85	0.55	5.26	6.16	4.77

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies, while the Amex Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The Barclays Capital Government/Corporate Bond Index is an unmanaged market value weighted index that tracks the total return performance of fixed rate, publicly placed, dollar denominated obligations. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total investments as of June 30, 2009:

Long Positions
Metals and Mining	54.8%
Energy and Energy Services	35.9%
U.S. Government Obligations	9.3%

100.0%

Short Positions
Call Options Written	(3.9)%
Put Options Written	(0.2)%

(4.1)%

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2009. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
     The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.
Shareholder Meeting — May 18, 2009 — Final Results
     The Fund’s Annual Meeting of Shareholders was held on May 18, 2009 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Salvatore M. Salibello and Anthonie C. van Ekris as Trustees of the Fund. A total of 20,487,503 votes and 20,487,214 votes were cast in favor of each Trustee and a total of 472,204 votes and 472,493 votes were withheld for each Trustee, respectively. In addition, preferred shareholders, voting as a separate class, elected James P. Conn as a Trustee of the Fund. A total of 3,710,454 votes were cast in favor of this Trustee and 82,646 votes were withheld for this Trustee.
     Anthony J. Colavita, Mario d’Urso, Vincent D. Enright, Frank J. Fahrenkopf, Jr., Michael J. Melarkey, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.
     We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 77.7%
	Energy and Energy Services — 30.9%
96,400	Addax Petroleum Corp.	$3,722,567	$4,088,391
59,000	Baker Hughes Inc. (a)	4,359,220	2,149,960
183,000	BJ Services Co. (a)	4,590,221	2,494,290
73,500	BP plc, ADR (a)	4,678,164	3,504,480
90,500	Chesapeake Energy Corp. (a)	3,874,153	1,794,615
18,400	Chevron Corp. (a)	1,326,756	1,219,000
307,692	Comanche Energy Inc.† (b)(c)(d)	1,849,998	246,154
84,000	ConocoPhillips (a)	4,510,492	3,533,040
128,000	Devon Energy Corp. (a)	7,561,877	6,976,000
49,100	Diamond Offshore Drilling Inc. (a)	3,305,901	4,077,755
450,000	El Paso Corp.	4,097,890	4,153,500
67,000	Exxon Mobil Corp. (a)	4,120,844	4,683,970
65,000	Galp Energia SGPS SA, Cl. B	1,545,027	911,858
219,000	Halliburton Co. (a)	6,026,370	4,533,300
161,200	Imperial Oil Ltd.	6,728,982	6,253,144
98,000	Marathon Oil Corp. (a)	2,771,221	2,952,740
119,000	Murphy Oil Corp. (a)	5,982,137	6,464,080
183,000	Nabors Industries Ltd.† (a)	3,817,128	2,851,140
70,000	Nexen Inc.	1,535,450	1,515,500
230,000	Noble Corp. (a)	8,456,045	6,957,500
231,000	Petroleo Brasileiro SA, ADR (a)	8,651,544	9,466,380
153,000	Rowan Companies Inc. (a)	3,988,673	2,955,960
66,000	Royal Dutch Shell plc, Cl. A	2,789,309	1,648,290
117,500	Saipem SpA	2,689,301	2,858,255
91,700	Sasol Ltd., ADR (a)	4,185,979	3,192,994
4,000	Schlumberger Ltd.	218,286	216,440
88,400	StatoilHydro ASA, ADR (a)	3,228,368	1,747,668
275,500	Suncor Energy Inc. (a)	10,411,894	8,358,670
40,000	Technip SA	3,183,963	1,957,830
59,000	Tesoro Corp. (a)	1,696,984	751,070
150,800	The Williams Companies Inc. (a)	3,472,775	2,353,988
25,000	Total SA, ADR (a)	1,360,095	1,355,750
89,000	Transocean Ltd.† (a)	7,511,192	6,611,810
185,000	Tullow Oil plc	2,897,904	2,853,388
76,100	Valero Energy Corp. (a)	4,013,369	1,285,329
208,000	Weatherford International Ltd.† (a)	4,940,676	4,068,480
174,000	XTO Energy Inc. (a)	6,473,524	6,636,360

		156,574,279	129,679,079

	Metals and Mining — 46.8%
240,100	Agnico-Eagle Mines Ltd. (a)	13,569,467	12,600,448
154,000	Anglo American plc	8,079,860	4,468,010
46,250	Anglo Platinum Ltd.	7,593,637	3,271,822
355,200	AngloGold Ashanti Ltd., ADR (a)	12,330,229	13,010,976
330,300	Barrick Gold Corp. (a)	11,877,391	11,081,565
60,000	BHP Billiton Ltd., ADR (a)	3,066,498	3,283,800
14,000	Compania de Minas Buenaventura SA, ADR	371,980	336,420
100,000	Eldorado Gold Corp.†	811,481	901,002
175,000	Equinox Minerals Ltd.†	903,610	404,720
175,000	Franco-Nevada Corp. (e)	5,164,182	4,206,680
90,792	Freeport-McMoRan Copper & Gold Inc. (a)	9,361,866	4,549,587
538,500	Fresnillo plc	5,832,997	4,606,881
200,000	Gold Fields Ltd.	3,819,747	2,425,547
1,193,500	Gold Fields Ltd., ADR (a)	18,719,321	14,381,675
306,000	Goldcorp Inc. (a)	4,769,226	10,633,500
771,100	Harmony Gold Mining Co. Ltd., ADR† (a)	8,597,612	7,957,752
637,000	Hochschild Mining plc	4,844,320	2,908,174
412,000	Impala Platinum Holdings Ltd.	9,868,055	9,106,876
216,140	Ivanhoe Mines Ltd.† (a)	1,517,631	1,210,384
50,000	Ivanhoe Mines Ltd.† (b)	337,897	280,000
88,000	Kazakhmys plc	2,728,177	912,097
432,000	Kinross Gold Corp. (a)	4,300,672	7,840,800
2,298,488	Lihir Gold Ltd.†	5,503,673	5,463,772
250,600	Lundin Mining Corp.† (a)	2,134,634	721,728
355,646	Newcrest Mining Ltd.	8,097,101	8,743,564
265,600	Newmont Mining Corp. (a)	10,733,392	10,855,072
12,537,555	PanAust Ltd.†	4,275,272	3,637,003
61,300	Peabody Energy Corp. (a)	3,058,958	1,848,808
170,800	Randgold Resources Ltd., ADR	6,380,539	10,960,236
399,000	Red Back Mining Inc.†	2,360,448	3,478,365
27,000	Rio Tinto plc, ADR (a)	11,252,531	4,424,490
122,600	Royal Gold Inc.	4,885,183	5,112,420
119,100	Vale SA, ADR (a)	1,951,383	2,099,733
62,000	Vedanta Resources plc	2,673,957	1,313,789
721,005	Xstrata plc	18,181,833	7,796,861
1,064,500	Yamana Gold Inc. (a)	11,526,771	9,410,180

		231,481,531	196,244,737

	TOTAL COMMON STOCKS	388,055,810	325,923,816

	CONVERTIBLE PREFERRED STOCKS — 1.0%
	Metals and Mining — 1.0%
51,720	Freeport-McMoRan Copper & Gold Inc., 6.750% Cv. Pfd.	2,436,214	4,108,120
6,000	Vale Capital Ltd., 5.500% Cv. Pfd., Ser. RIO	156,030	220,140

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,592,244	4,328,260

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

			Market
Shares		Cost	Value
	WARRANTS — 0.1%
	Energy and Energy Services — 0.0%
34,091	Comanche Energy Inc., Cl. A, expire 06/13/13† (b)(c)(d)	$93,750	$2,721
36,197	Comanche Energy Inc., Cl. B, expire 06/13/13† (b)(c)(d)	93,750	2,625
82,965	Comanche Energy Inc., Cl. C, expire 06/13/13† (b)(c)(d)	187,501	4,835

		375,001	10,181

	Metals and Mining — 0.1%
62,500	Franco-Nevada Corp., expire 03/13/12† (c)(d)(e)	400,744	173,262
87,500	Franco-Nevada Corp., expire 06/16/17† (e)	0	353,566

		400,744	526,828

	TOTAL WARRANTS	775,745	537,009

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 2.4%
	Energy and Energy Services — 1.0%
$1,500,000	Chesapeake Energy Corp., Cv., 2.250%, 12/15/38	666,265	928,125
2,000,000	Nabors Industries Inc., Cv., 0.940%, 05/15/11	1,655,729	1,870,000
500,000	Transocean Ltd., Ser. A, Cv., 1.625%, 12/15/37	415,164	475,000
1,000,000	Transocean Ltd., Ser. B, Cv., 1.500%, 12/15/37	751,438	921,250

		3,488,596	4,194,375

	Metals and Mining — 1.4%
270,000	Alcoa Inc., Cv., 5.250%, 03/15/14	270,000	474,188
5,000,000	Newmont Mining Corp., Cv., 1.625%, 07/15/17	3,557,140	5,256,250

		3,827,140	5,730,438

	TOTAL CONVERTIBLE CORPORATE BONDS	7,315,736	9,924,813

	CORPORATE BONDS — 9.5%
	Energy and Energy Services — 4.0%
2,000,000	AK Steel Corp., 7.750%, 06/15/12	1,658,798	1,950,000
3,442,125	Comanche Energy Inc., PIK, 12.500%, 06/13/13 (b)(c)(d)	3,251,057	1,992,588
2,500,000	Compagnie Generale de Geophysique-Veritas, 7.500%, 05/15/15	2,313,995	2,306,250
2,000,000	Marathon Oil Corp., 6.000%, 10/01/17	1,621,537	2,039,738
2,000,000	PetroHawk Energy Corp., 9.125%, 07/15/13	2,000,000	2,000,000
2,000,000	Suncor Energy Inc., 6.100%, 06/01/18	1,594,240	2,014,048
1,000,000	Tesoro Corp., 6.250%, 11/01/12	826,406	955,000
500,000	Tesoro Corp., 9.750%, 06/01/19	480,943	496,250
2,500,000	Weatherford International Ltd., 9.625%, 03/01/19	2,909,648	2,945,827

		16,656,624	16,699,701

	Metals and Mining — 5.5%
3,000,000	Alcoa Inc., 6.000%, 07/15/13	2,635,663	2,933,592
5,000,000	ArcelorMittal, 5.375%, 06/01/13	4,111,042	4,793,065
2,000,000	Freeport-McMoRan Copper & Gold Inc., 8.250%, 04/01/15	1,628,967	2,022,280
2,000,000	Peabody Energy Corp., Ser. B, 6.875%, 03/15/13	1,790,293	1,990,000
2,000,000	Rio Tinto Finance (USA) Ltd., 5.875%, 07/15/13	1,741,223	2,014,318
1,000,000	Rio Tinto Finance (USA) Ltd., 8.950%, 05/01/14	988,512	1,112,342
4,000,000	United States Steel Corp., 6.050%, 06/01/17	2,831,951	3,416,688
5,000,000	Xstrata Canada Corp., 7.250%, 07/15/12	4,846,249	4,839,090

		20,573,900	23,121,375

	TOTAL CORPORATE BONDS	37,230,524	39,821,076

	U.S. GOVERNMENT OBLIGATIONS — 9.3%
39,237,000	U.S. Treasury Bills, 0.101% to 0.427%††, 07/16/09 to 10/01/09 (a)	39,223,654	39,225,244

TOTAL INVESTMENTS — 100.0%		$475,193,713	419,760,218

CALL OPTIONS WRITTEN (Premiums received $19,864,125)			(16,378,058)
PUT OPTIONS WRITTEN (Premiums received $897,499)			(722,783)
Other Assets and Liabilities (Net)			(23,053,766)
PREFERRED STOCK (3,955,687 preferred shares outstanding)			(98,892,175)

NET ASSETS — COMMON STOCK (21,600,241 common shares outstanding)			$280,713,436

NET ASSET VALUE PER COMMON SHARE ($280,713,436 ÷ 21,600,241 shares outstanding)			$13.00

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTION CONTRACTS WRITTEN — (4.1)%
	Call Options Written — (3.9)%
500	Agnico-Eagle Mines Ltd.	Jul. 09/60	$15,000
150	Agnico-Eagle Mines Ltd.	Aug. 09/40	193,500
150	Agnico-Eagle Mines Ltd.	Aug. 09/45	130,500
801	Agnico-Eagle Mines Ltd.	Aug. 09/60	108,135
500	Agnico-Eagle Mines Ltd.	Aug. 09/65	32,500
300	Agnico-Eagle Mines Ltd.	Nov. 09/65	75,000
453	Allis-Chalmers Energy Inc.	Jul. 09/7.50	5,663
150	Anglo American plc(f)	Aug. 09/22	64,780
644	AngloGold Ashanti Ltd., ADR	Jul. 09/20	1,081,920
185	AngloGold Ashanti Ltd., ADR	Jul. 09/25	219,225
643	AngloGold Ashanti Ltd., ADR	Jul. 09/30	443,670
400	AngloGold Ashanti Ltd., ADR	Jul. 09/45	4,000
1,650	AngloGold Ashanti Ltd., ADR	Oct. 09/40	470,250
225	Baker Hughes Inc.	Jul. 09/43	1,687
365	Baker Hughes Inc.	Oct. 09/43	45,625
265	Baker Hughes Inc.	Oct. 09/45	26,500
1,000	Barrick Gold Corp.	Jul. 09/35	60,000
230	Barrick Gold Corp.	Oct. 09/27.50	162,150
1,000	Barrick Gold Corp.	Oct. 09/35	265,000
800	Barrick Gold Corp.	Oct. 09/37.50	144,000
273	Barrick Gold Corp.	Oct. 09/40	31,395
600	BHP Billiton Ltd., ADR	Aug. 09/60	109,200
900	BJ Services Co.	Jul. 09/12.50	121,500
600	BJ Services Co.	Jul. 09/15	12,000
330	BJ Services Co.	Oct. 09/17.50	14,850
200	BP plc, ADR	Jul. 09/45	57,600
509	BP plc, ADR	Jul. 09/50	15,270
177	Chesapeake Energy Corp.	Jul. 09/15	85,845
350	Chesapeake Energy Corp.	Jul. 09/22.50	5,250
155	Chesapeake Energy Corp.	Oct. 09/24	14,725
184	Chevron Corp.	Sep. 09/70	34,040
140	Compania de Minas Buenaventura SA, ADR	Sep. 09/22.50	49,700
240	ConocoPhillips	Aug. 09/37	126,000
500	ConocoPhillips	Aug. 09/46	31,000
100	ConocoPhillips	Aug. 09/47	4,500
400	Devon Energy Corp.	Aug. 09/65	20,000
880	Devon Energy Corp.	Oct. 09/70	74,800
175	Diamond Offshore Drilling Inc.	Jul. 09/90	8,750
316	Diamond Offshore Drilling Inc.	Sep. 09/93.13	94,800
4,500	El Paso Corp.	Oct. 09/11	180,000
1,000	Eldorado Gold Corp.(g)	Aug. 09/11	55,883
80	Exxon Mobil Corp.	Jul. 09/65	38,800
450	Exxon Mobil Corp.	Aug. 09/75	33,300
140	Exxon Mobil Corp.	Oct. 09/65	93,800
1,500	Franco-Nevada Corp.(g)	Oct. 09/32	128,960
200	Freeport-McMoRan Copper & Gold Inc.	Aug. 09/50	92,000
200	Freeport-McMoRan Copper & Gold Inc.	Aug. 09/55	52,600
500	Freeport-McMoRan Copper & Gold Inc.	Aug. 09/60	74,500
5,166	Gold Fields Ltd., ADR	Jul. 09/10	1,123,605
3,100	Gold Fields Ltd., ADR	Jul. 09/12.50	124,000
800	Gold Fields Ltd., ADR	Oct. 09/9	264,000
700	Gold Fields Ltd., ADR	Oct. 09/11	138,250
169	Gold Fields Ltd., ADR	Oct. 09/14	12,675
4,000	Gold Fields Ltd., ADR	Oct. 09/15	200,000
1,000	Goldcorp Inc.	Jul. 09/35	120,000
310	Goldcorp Inc.	Oct. 09/26	294,500
250	Goldcorp Inc.	Oct. 09/42.50	33,750
1,500	Goldcorp Inc.	Oct. 09/45	145,500
394	Halliburton Co.	Jul. 09/17.50	137,900
406	Halliburton Co.	Jul. 09/20	47,502
450	Halliburton Co.	Jul. 09/22.50	9,450
500	Halliburton Co.	Oct. 09/22.50	65,000
440	Halliburton Co.	Oct. 09/24	35,200
650	Harmony Gold Mining Co. Ltd., ADR	Aug. 09/9	110,500
800	Harmony Gold Mining Co. Ltd., ADR	Aug. 09/11	44,000
4,988	Harmony Gold Mining Co. Ltd., ADR	Aug. 09/12.50	124,700
273	Harmony Gold Mining Co. Ltd., ADR	Jan. 10/10	49,140
1,000	Harmony Gold Mining Co. Ltd., ADR	Jan. 11/10	295,000
412	Imperial Oil Ltd.(g)	Aug. 09/48	30,993
1,200	Imperial Oil Ltd.(g)	Aug. 09/42	402,356
2,660	Ivanhoe Mines Ltd.	Dec. 09/7.50	179,550
360	Kinross Gold Corp.	Aug. 09/14	154,800
360	Kinross Gold Corp.	Aug. 09/15	124,200
2,100	Kinross Gold Corp.	Aug. 09/20	199,500
1,500	Kinross Gold Corp.	Aug. 09/22.50	37,500
1,265	Lihir Gold Ltd.(h)	Oct. 09/2.26	126,500
480	Marathon Oil Corp.	Aug. 09/33	36,000
500	Marathon Oil Corp.	Oct. 09/34	57,500
980	Murphy Oil Corp.	Jul. 09/55	127,400
210	Murphy Oil Corp.	Oct. 09/60	55,650
880	Nabors Industries Ltd.	Sep. 09/20	39,600
950	Nabors Industries Ltd.	Sep. 09/22.50	9,500
40	Newcrest Mining Ltd.(h)	Aug. 09/34.82	9,931
40	Newcrest Mining Ltd.(h)	Aug. 09/36.34	5,631
205	Newcrest Mining Ltd.(h)	Oct. 09/33.36	256,506
270	Newmont Mining Corp.	Sep. 09/34	206,550
1,200	Newmont Mining Corp.	Sep. 09/47.50	122,400
1,186	Newmont Mining Corp.	Sep. 09/50	69,974
See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

Number of		Expiration Date/	Market
Contracts		Exercise Price	Value
	OPTION CONTRACTS WRITTEN (Continued)
	Call Options Written (Continued)
700	Nexen Inc.	Sep. 09/25	$70,000
160	Noble Corp.	Aug. 09/26	80,000
160	Noble Corp.	Aug. 09/27	67,200
500	Noble Corp.	Sep. 09/35	55,000
1,480	Noble Corp.	Sep. 09/37.50	88,800
463	Peabody Energy Corp.	Sep. 09/37	50,930
150	Peabody Energy Corp.	Sep. 09/38	12,375
900	Petroleo Brasileiro SA, ADR	Jul. 09/35	522,000
250	Petroleo Brasileiro SA, ADR	Jul. 09/50	1,000
600	Petroleo Brasileiro SA, ADR	Oct. 09/35	494,400
210	Petroleo Brasileiro SA, ADR	Oct. 09/46	48,300
350	Petroleo Brasileiro SA, ADR	Oct. 09/50	43,750
485	Randgold Resources Ltd., ADR	Jul. 09/65	123,675
230	Randgold Resources Ltd., ADR	Sep. 09/50	372,600
480	Randgold Resources Ltd., ADR	Sep. 09/65	283,200
283	Randgold Resources Ltd., ADR	Sep. 09/75	68,628
1,500	Red Back Mining Inc.(g)	Jul. 09/8	286,936
1,500	Red Back Mining Inc.(g)	Jul. 09/11	32,240
990	Red Back Mining Inc.(g)	Oct. 09/12	63,835
100	Rio Tinto plc, ADR	Jul. 09/155	129,000
150	Rio Tinto plc, ADR	Oct. 09/240	33,750
350	Rowan Companies Inc.	Jul. 09/25	1,750
910	Rowan Companies Inc.	Oct. 09/22.50	104,650
270	Rowan Companies Inc.	Oct. 09/25	16,200
33	Royal Dutch Shell plc, Cl. A(f)	Sep. 09/1700	10,044
33	Royal Dutch Shell plc, Cl. A(f)	Sep. 09/1800	4,208
200	Royal Gold Inc.	Jul. 09/40	53,000
820	Royal Gold Inc.	Jul. 09/45	41,000
200	Royal Gold Inc.	Oct. 09/50	29,400
235	Saipem SpA(i)	Dec. 09/20	166,113
917	Sasol Ltd., ADR	Sep. 09/40	103,162
300	StatoilHydro ASA, ADR	Jul. 09/20	28,500
350	StatoilHydro ASA, ADR	Jul. 09/22.50	6,125
234	StatoilHydro ASA, ADR	Oct. 09/25	8,190
1,505	Suncor Energy Inc.	Sep. 09/36	150,500
750	Suncor Energy Inc.	Sep. 09/37	60,000
500	Suncor Energy Inc.	Sep. 09/45	5,000
200	Technip SA(i)	Sep. 09/42	17,115
200	Technip SA(i)	Sep. 09/44	9,539
495	Tesoro Corp.	Aug. 09/17.50	7,425
95	Tesoro Corp.	Nov. 09/19	2,850
400	The Williams Companies Inc.	Aug. 09/12.50	132,000
838	The Williams Companies Inc.	Aug. 09/15	104,750
270	The Williams Companies Inc.	Aug. 09/17.50	8,100
250	Total SA, ADR	Aug. 09/60	18,125
130	Transocean Ltd.	Aug. 09/65	139,100
260	Transocean Ltd.	Aug. 09/80	59,280
500	Transocean Ltd.	Aug. 09/85	57,500
185	Tullow Oil plc(f)	Sep. 09/1100	95,874
400	Vale SA, ADR	Sep. 09/20	32,000
791	Vale SA, ADR	Sep. 09/21	45,878
761	Valero Energy Corp.	Sep. 09/20	30,440
200	Weatherford International Ltd.	Aug. 09/22.50	15,000
1,475	Weatherford International Ltd.	Aug. 09/24	62,688
400	Weatherford International Ltd.	Aug. 09/26	10,000
478	Xstrata plc(f)	Sep. 09/8.41	188,737
243	Xstrata plc(f)	Dec. 09/8.41	210,885
1,050	XTO Energy Inc.	Aug. 09/44	63,000
450	XTO Energy Inc.	Aug. 09/46	15,750
240	XTO Energy Inc.	Aug. 09/47	5,400
2,000	Yamana Gold Inc.	Jul. 09/10	26,000
2,000	Yamana Gold Inc.	Jul. 09/11	10,000
620	Yamana Gold Inc.	Oct. 09/7	136,400
2,025	Yamana Gold Inc.	Oct. 09/10	151,875
3,000	Yamana Gold Inc.	Oct. 09/11	135,000
1,000	Yamana Gold Inc.	Oct. 09/12	35,000

	TOTAL CALL OPTIONS WRITTEN (Premiums received $19,864,125)		$16,378,058

	PUT OPTIONS WRITTEN — (0.2)%
900	Franco-Nevada Corp.(g)	Oct. 09/25	$88,983
800	Harmony Gold Mining Co. Ltd., ADR	Nov. 09/9	64,000
500	Noble Corp.	Sep. 09/25	45,000
1,000	Petroleo Brasileiro SA, ADR	Jan. 10/25	65,000
300	Rowan Companies Inc.	Jul. 09/7.50	2,250
300	Rowan Companies Inc.	Jul. 09/10	2,250
500	Royal Gold Inc.	Jan. 10/35	132,500
700	Tesoro Corp.	Nov. 09/14	189,000
600	Valero Energy Corp.	Sep. 09/18	133,800

	TOTAL PUT OPTIONS WRITTEN (Premiums received $897,499)		$722,783

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2009 (Unaudited)

(a)	Securities, or a portion thereof, with a value of $132,352,666 are pledged as collateral for options written.

(b)	At June 30, 2009, the Fund held investments in restricted securities amounting to $2,528,923 or 0.60% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition
Shares/				06/30/09
Principal		Acquisition	Acquisition	Carrying Value
Amount	Issuer	Date	Cost	Per Unit
307,692	Comanche Energy Inc.	06/17/08	$1,849,998	$0.8000
34,091	Comanche Energy Inc., Cl. A, Warrants expire 06/13/13	06/17/08	93,750	0.0798
36,197	Comanche Energy Inc., Cl. B, Warrants expire 06/13/13	06/17/08	93,750	0.0725
82,965	Comanche Energy Inc., Cl. C, Warrants expire 06/13/13	06/17/08	187,501	0.0583
$3,442,125	Comanche Energy Inc., 12.500%, 06/13/13	06/17/08	3,217,125	57.8883
50,000	Ivanhoe Mines Ltd.	04/25/05	337,897	5.6000

(c)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2009, the market value of fair valued securities amounted to $2,422,185 or 0.58% of total investments.

(d)	Illiquid security.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, the market value of Rule 144A securities amounted to $4,733,508 or 1.13% of total investments.

(f)	Exercise price denoted in British Pounds.

(g)	Exercise price denoted in Canadian dollars.

(h)	Exercise price denoted in Australian dollars.

(i)	Exercise price denoted in Euros.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

PIK	Payment-in-kind

	% of
	Market	Market
Geographic Diversification	Value	Value
Long Positions
North America	57.8%	$242,711,534
Europe	19.5	81,910,990
South Africa	12.7	53,347,642
Asia/Pacific	5.8	24,254,799
Latin America	4.2	17,535,253

Total Investments	100.0%	$419,760,218

Short Positions
North America	(1.9)%	$(7,881,485)
South Africa	(1.1)	(4,768,935)
Europe	(0.7)	(2,700,725)
Latin America	(0.3)	(1,351,128)
Asia/Pacific	(0.1)	(398,568)

Total Investments	(4.1)%	$(17,100,841)

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

Assets:
Investments, at value (cost $475,193,713)	$419,760,218
Foreign currency, at value (cost $24,389)	24,290
Deposit at brokers	2,191,902
Receivable for Fund shares issued	2,631,485
Receivable for investments sold	954,254
Dividends and interest receivable	1,062,339
Unrealized appreciation on swap contracts	1,870,827
Deferred offering expense	164,666
Prepaid expense	5,800

Total Assets	428,665,781

Liabilities:
Call options written (premiums received $19,864,125)	16,378,058
Put options written (premiums received $897,499)	722,783
Payable to custodian	130,975
Payable for investments purchased	30,921,036
Distributions payable	90,995
Payable for investment advisory fees	309,852
Payable for payroll expenses	36,191
Payable for accounting fees	3,750
Payable for offering expenses	265,000
Other accrued expenses	201,530

Total Liabilities	49,060,170

Preferred Shares:
Series A Cumulative Preferred Shares (6.625%, $25 liquidation value,$0.001 par value, 4,000,000 shares authorized with 3,955,687 shares issued and outstanding)	98,892,175

Net Assets Attributable to Common Shareholders	$280,713,436

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital, at $0.001 par value	$354,728,210
Accumulated net investment income	5,234,029
Accumulated net realized loss on investments, swap contracts, securities sold short, written options, and foreign currency transactions	(29,339,599)
Net unrealized depreciation on investments	(55,433,495)
Net unrealized appreciation on swap contracts	1,870,827
Net unrealized appreciation on written options	3,660,783
Net unrealized depreciation on foreign currency translations	(7,319)

Net Assets	$280,713,436

Net Asset Value per Common Share: ($280,713,436 ÷ 21,600,241 shares outstanding; unlimited number of shares authorized)	$13.00

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $65,867)	$1,909,147
Interest	2,319,272
Tax Refund	6,424

Total Investment Income	4,234,843

Expenses:
Investment advisory fees	1,593,484
Shareholder communications expenses	118,640
Legal and audit fees	79,487
Payroll expenses	70,848
Trustees’ fees	48,741
Custodian fees	43,374
Accounting fees	22,500
Shareholder services fees	11,181
Interest expense	3,922
Miscellaneous expenses	40,840

Total Expenses	2,033,017

Less: Custodian fee credits	(50)

Net Expenses	2,032,967

Net Investment Income	2,201,876

Net Realized and Unrealized Gain/(Loss) on Investments,
Swap Contracts, Securities Sold Short,
Written Options, and Foreign Currency:
Net realized gain on investments	16,053,795
Net realized loss on swap contracts	(5,404,048)
Net realized loss on securities sold short	(21,648)
Net realized loss on written options	(8,156,743)
Net realized gain on foreign currency transactions	59,421

Net realized gain on investments, swap contracts, securities sold short, written options, and foreign currency transactions	2,530,777

Net change in unrealized appreciation/depreciation:
on investments	36,941,900
on swap contracts	7,309,123
on written options	15,297,566
on foreign currency translations	(4,226)

Net change in unrealized appreciation/depreciation on investments, swap contracts, written options, and foreign currency translations	59,544,363

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, Securities Sold Short, Written Options, and Foreign Currency	62,075,140

Net Increase in Net Assets Resulting from Operations	64,277,016

Total Distributions to Preferred Shareholders	(3,257,555)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$61,019,461

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
Operations:
Net investment income	$2,201,876		$1,688,806
Net realized gain/(loss) on investments, swap contracts, securities sold short, written options, and foreign currency transactions	2,530,777		(1,646,579)
Net change in unrealized appreciation/depreciation on investments, swap contracts, written options, and foreign currency translations	59,544,363		(309,464,966)

Net Increase/(Decrease) in Net Assets Resulting from Operations	64,277,016		(309,422,639)

Distributions to Preferred Shareholders:
Net investment income	(2,166,041)	*	(1,405,224)
Net realized short-term gain	—		(665,830)
Net realized long-term gain	—		(4,539,410)
Return of capital	(1,091,514)	*	—

Total Distributions to Preferred Shareholders	(3,257,555)		(6,610,464)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	61,019,461		(316,033,103)

Distributions to Common Shareholders:
Net investment income	—		(2,371,792)
Net realized short-term gain	—		(1,123,814)
Net realized long-term gain	—		(7,661,790)
Return of capital	(15,909,915)	*	(19,313,777)

Total Distributions to Common Shareholders	(15,909,915)		(30,471,173)

Fund Share Transactions:
Net increase in net assets from common shares issued in offering	43,771,450		—
Net increase in net assets from common shares issued upon reinvestment of distributions	3,079,671		3,057,687
Net increase in net assets from repurchase of preferred shares	2,734		139,812
Reversal of accrued offering cost for preferred shares previously charged to paid-in-capital	—		163,317
Offering costs for common shares charged to paid-in-capital	(1,359,286)		—

Net Increase in Net Assets from Fund Share Transactions	45,494,569		3,360,816

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	90,604,115		(343,143,460)

Net Assets Attributable to Common Shareholders:
Beginning of period	190,109,321		533,252,781

End of period (including undistributed net investment income of $5,234,029 and $5,198,194, respectively)	$280,713,436		$190,109,321

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2009		Year Ended December 31,			Period Ended
	(Unaudited)		2008	2007	2006	December 31, 2005 (g)
Operating Performance:
Net asset value, beginning of period	$10.39		$29.48	$24.10	$21.99	$19.06	(h)

Net investment income/(loss)	0.07		0.10	(0.02)	0.08	0.08
Net realized and unrealized gain/(loss) on investments, swap contracts, securities sold short, written options, and foreign currency transactions	3.43		(17.18)	7.61	3.77	4.01

Total from investment operations	3.50		(17.08)	7.59	3.85	4.09

Distributions to Preferred Shareholders: (a)
Net investment income	(0.11	)(d)	(0.08)	(0.01)	—	—
Net realized gain	—		(0.28)	(0.07)	—	—
Return of capital	(0.06	)(d)	—	—	—	—

Total distributions to preferred shareholders	(0.17)		(0.36)	(0.08)	—	—

Distributions to Common Shareholders:
Net investment income	—		(0.13)	(0.15)	—	(0.07)
Net realized gain	—		(0.48)	(1.78)	(1.74)	(1.09)
Return of capital	(0.84	)(d)	(1.07)	—	—	—

Total distributions to common shareholders	(0.84)		(1.68)	(1.93)	(1.74)	(1.16)

Fund Share Transactions:
Increase/(decrease) in net asset value from common share transactions	0.19		0.01	0.00 (e)	—	(0.00	)(e)
Increase in net asset value from repurchases of preferred shares	0.00	(e)	0.01	—	—	—
Offering costs for preferred shares charged to paid-in capital	—		0.01	(0.20)	—	—
Offering costs for common shares charged to paid-in capital	(0.07)		—	—	—	—

Total fund share transactions	0.12		0.03	(0.20)	—	(0.00	)(e)

Net Asset Value, End of Period	$13.00		$10.39	$29.48	$24.10	$21.99

NAV total return †	34.63%		(61.59)%	31.47%	18.29%	22.0	%*

Market value, end of period	$13.55		$13.10	$29.15	$24.60	$21.80

Investment total return ††	9.90%		(50.94)%	27.40%	21.86%	15.2	%**

See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
FINANCIAL HIGHLIGHTS (Continued)
Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended
	June 30, 2009		Year Ended December 31,			Period Ended
	(Unaudited)		2008	2007	2006	December 31, 2005 (g)
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$379,605		$289,046	$633,253	—	—
Net assets attributable to common shares, end of period (in 000’s)	$280,713		$190,109	$533,253	$432,741	$390,209
Ratio of net investment income/(loss) to average net assets attributable to common shares	2.01	%(f)	0.39%	(0.09)%	0.42%	0.47	%(f)
Ratio of operating expenses to average net assets attributable to common shares (b)	1.86	%(f)	1.69%	1.45%	1.17%	1.15	%(f)
Ratio of operating expenses to average net assets including liquidation value of preferred shares (b)	1.28	%(f)	1.37%	1.39%	—	—
Portfolio turnover rate †††	31.0%		41.5%	71.3%	114.8%	142.5%
Preferred Shares:
6.625% Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$98,892		$98,937	$100,000	—	—
Total shares outstanding (in 000’s)	3,956		3,957	4,000	—	—
Liquidation preference per share	$25.00		$25.00	$25.00	—	—
Average market value (c)	$24.04		$24.10	$24.16	—	—
Asset coverage per share	$95.96		$73.04	$158.31	—	—
Asset coverage	384%		292%	633%	—	—

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 and the period ended December 31, 2005 would have been 77.7% and 143.3%, respectively. The portfolio turnover rate for the year ended 2006 would have been as shown.

*	Based on net asset value per share at commencement of operations of $19.06 per share.

**	Based on market value per share at initial public offering of $20.00 per share.

(a)	Calculated based upon average common shares outstanding on the record dates throughout the periods.

(b)	The Fund incurred interest expense during the six months ended June 30, 2009, and the years ended December 31, 2008, 2007, and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets attributable to common shares would have been 1.85%, 1.54%, 1.33%, and 1.16%, respectively, and for 2008 and 2007, the ratio of operating expenses to average net assets including liquidation value of preferred shares would have been 1.25% and 1.27%, respectively.

(c)	Based on weekly prices.

(d)	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(e)	Amount represents less than $0.005 per share.

(f)	Annualized.

(g)	The Fund commenced investment operations on March 31, 2005.

(h)	The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.
See accompanying notes to financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization. The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on January 4, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on March 31, 2005.
     The Fund’s primary investment objective is to provide a high level of current income. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. Under normal market conditions, the Fund will attempt to achieve its objectives by investing 80% of its assets in equity securities of companies principally engaged in the gold and natural resources industries. As part of its investment strategy, the Fund intends to earn income through an option strategy of writing (selling) covered call options on equity securities in its portfolio. The Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, mining, fabrication, processing, distribution, or trading of gold, or the financing, managing and controlling, or operating of companies engaged in “gold related” activities (“Gold Companies”). In addition, the Fund anticipates that it will invest at least 25% of its assets in the equity securities of companies principally engaged in the exploration, production, or distribution of natural resources, such as gas and oil, paper, food and agriculture, forestry products, metals, and minerals as well as related transportation companies and equipment manufacturers (“Natural Resources Companies”). The Fund may invest in the securities of companies located anywhere in the world.
2. Significant Accounting Policies. The preparation of financial statements in accordance with United States (“U.S.”) generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     Statement of Financial Accounting Standard No. 157, “Fair Value Measurements” (“SFAS 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2009 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 -	Level 3 -	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 6/30/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Energy Services	$129,432,925	—	$246,154	$129,679,079
Metals and Mining	196,244,737	—	—	196,244,737

Total Common Stocks	325,677,662	—	246,154	325,923,816

Convertible Preferred Stocks(a)	4,328,260	—	—	4,328,260
Warrants(a)	—	$526,828	10,181	537,009
Convertible Corporate Bonds	—	9,924,813	—	9,924,813
Corporate Bonds	—	37,828,488	1,992,588	39,821,076
U.S. Government Obligations	—	39,225,244	—	39,225,244

TOTAL INVESTMENTS IN SECURITIES	$330,005,922	$87,505,373	$2,248,923	$419,760,218

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Call Options Written	$(12,859,247)	$(3,518,811)	—	$(16,378,058)
Put Options Written	(262,983)	(459,800)	—	(722,783)

TOTAL INVESTMENTS IN SECURITIES	$(13,122,230)	$(3,978,611)	$—	$(17,100,841)

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
Equity Swap Agreements	$—	$1,870,827	$—	$1,870,827

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps which are valued at the unrealized appreciation/depreciation of the investment.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	12/31/08	(premiums)	(loss)	depreciation†	(sales)	of Level 3	6/30/09	at 6/30/09†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Energy Services	$828,810	$—	$—	$(582,656)	$—	$—	$246,154	$(582,656)
Warrants
Energy and Energy Services	168,003	—	—	(157,822)	—	—	10,181	(157,822)
Corporate Bonds	1,282,067	49,970	—	345,706	314,845	—	1,992,588	345,706

TOTAL INVESTMENTS IN SECURITIES	$2,278,880	$49,970	—	$(394,772)	$314,845	$—	$2,248,923	$(394,772)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
Derivative Financial Instruments.
The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of increasing the income of the Fund. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.
The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.
Swap Agreements. The Fund may enter into equity swap transactions for the purpose of increasing the income of the Fund. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend payments. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend payments.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
The Fund has entered into equity swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2009 are as follows:

	Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
	Amount	Received	Equity Security Paid	Date	Appreciation
		Market Value	3 Month LIBOR plus 65 bps plus
		Appreciation on:	Market Value Depreciation on:
$886,032	(672,000 Shares)	MMX Mineracao e Metalicos SA	MMX Mineracao e Metalicos SA	3/23/10	$1,260,611
374,041	(528,986 Shares)	LLX Logistica SA	LLX Logistica SA	3/23/10	610,216

					$1,870,827

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money”, “at-the-money”, and “out-of-the-money”, respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2009 are presented within the Schedule of Investments.
     Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, is at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2009, there were no open repurchase agreements.
     Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2009, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.
     Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2009.
     Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.
     Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
     Concentration Risks. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.
     Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
     Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
     Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to recharacterization of distributions and reclassifications of capital gains on passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund.
     Distributions to shareholders of the Fund’s 6.625% Series A Cumulative Preferred Shares are recorded on a daily basis.
     The tax character of distributions paid during the year ended December 31, 2008 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of net short-term capital gains)	$3,495,606	$2,071,054
Net long-term capital gains	7,661,790	4,539,410
Return of capital	19,313,777	—

Total distributions paid	$30,471,173	$6,610,464

     Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended December 31, 2008, the Fund deferred capital losses of $27,712,086 and currency losses of $130,859.
     As of December 31, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized depreciation on investments, swap contracts, and written options	$(108,170,468)
Net unrealized depreciation on foreign currency translations	(3,093)
Post-October capital and currency loss deferrals	(27,842,945)
Other temporary differences*	(109,243)

Total	$(136,125,749)

*	Other temporary differences are primarily due to adjustments on dividend payables.
     The following summarizes the tax cost of investments, swap contracts, written options, and the related unrealized appreciation/depreciation at June 30, 2009:

		Gross	Gross	Net Unrealized
	Cost/	Unrealized	Unrealized	Appreciation/
	Premiums	Appreciation	Depreciation	Depreciation
Investments	$478,884,519	$29,364,009	$(88,488,310)	$(59,124,301)
Written options	(20,761,624)	6,272,228	(2,611,445)	3,660,783
Swap contracts	—	1,870,827	—	1,870,827

	$458,122,895	$37,507,064	$(91,099,755)	$(53,592,691)

     Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
3. Agreements and Transactions with Affiliates. The Fund has an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred shares. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2009, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
     As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser) and pays an allocated portion of the cost of the Fund’s Chief Compliance Officer. For the six months ended June 30, 2009, the Fund paid or accrued $70,848, which is included in payroll expenses in the Statement of Operations.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. In addition the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2009, other than short-term securities and U.S. Government obligations, aggregated $145,286,381 and $98,734,931, respectively.
     Written options activity for the Fund for the six months ended June 30, 2009 was as follows:

	Number of
	Contracts	Premiums
Options outstanding at December 31, 2008	121,693	$20,906,188
Options written	263,365	46,785,412
Options repurchased	(163,975)	(31,778,520)
Options expired	(74,274)	(9,249,968)
Options exercised	(31,301)	(5,901,488)

Options outstanding at June 30, 2009	115,508	$20,761,624

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2009, the Fund did not repurchase any shares of beneficial interest.
     The Fund filed a $350 million shelf offering with the SEC that went effective September 24, 2007. The shelf offering gave the Fund the ability to offer additional common and preferred shares.
     On October 16, 2007, the Fund completed the placement of $100 million of Cumulative Preferred Shares (“Preferred Shares”). The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the 6.625% Series A Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet the requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.
     On October 16, 2007, the Fund received net proceeds of $96,450,000 (after underwriting discounts of $3,150,000 and offering expenses of $400,000) from the public offering of 4,000,000 shares of 6.625% Series A Cumulative Preferred Shares. Commencing October 16, 2012, and thereafter, the Fund, at its option, may redeem the Preferred Shares in whole or in part at the redemption price at any time. The Board has authorized the repurchase of the Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended June 30, 2009, the Fund repurchased and retired 1,788 of the Preferred Shares in the open market at a cost of $41,966 and an average discount of approximately 6.16% from its liquidation preference. At June 30, 2009, 3,955,687 Preferred Shares were outstanding and accrued dividends amounted to $90,995.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     During the six months ended June 30, 2009, the Fund issued 3,073,800 shares of beneficial interest through various “at the market offerings”. The net proceeds received from these various offerings was $42,412,164 (net of sales manager commissions of $1,094,286 and offering expenses of $265,000). The difference between the net proceeds received from the various offerings and the net asset value of the shares was $3,031,656.
     Gabelli & Company, Inc., an affiliate of the Adviser, acted as sales manager for all of the offerings and collected sales manager commissions of $1,094,286.
     As of June 30, 2009, after considering the issuance of the preferred and common shares, the Fund has approximately $206 million available for issuance under the shelf offering.
     Transactions in common shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2009		Year Ended
	(Unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount
Shares issued pursuant to $350 million shelf offering	3,073,800	$42,677,164	—	—
Net increase from shares issued upon reinvestment of distributions	223,284	3,079,671	217,095	$3,057,687

Total	3,297,084	$45,756,835	217,095	$3,057,687

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
7. Other Matters. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC’s inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC’s findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan being developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Fund or the Adviser or its ability to fulfill its obligations under the Advisory Agreement.
8. Subsequent Events. Management has evaluated the impact of all subsequent events on the Fund through August 26, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

THE GABELLI GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST
Board Consideration and Approval of Advisory Agreement (Unaudited)
At its meeting on February 26, 2009, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of each of the portfolio managers.
Investment Performance. The Independent Board Members reviewed the performance of the Fund since inception against a peer group of sector equity funds. The Independent Board Members noted that the Fund’s performance had been excellent prior to a very poor last quarter of 2008 and was now in the bottom quintile of funds in its peer group for the prior one and three year periods and since inception.
Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential sharing of economies of scale.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of sector equity closed-end funds and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that within this group, the Fund’s expense ratios were lower than average and the Fund’s size was average. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds, except for the presence of leverage and fees chargeable as assets attributable to leverage in certain circumstances.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services, and that the performance record, which at this point was relatively short-term only, had been both excellent and poor during various reporting periods and that the Independent Board Members would review performance carefully as the Fund’s performance record lengthened. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was reasonable and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing, and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board of Trustees.

AUTOMATIC DIVIDEND REINVESTMENT AND
VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
     It is the policy of The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:
The Gabelli Global Gold, Natural Resources & Income Trust
c/o American Stock Transfer
6201 15th Avenue
Brooklyn, NY 11219
     Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (888) 422-3262.
     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE Alternext US trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE Alternext US, or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.
     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.
Voluntary Cash Purchase Plan
     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.
     Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

Trustees
Anthony J. Colavita
     President,
     Anthony J. Colavita, P.C.
James P. Conn
     Former Managing Director &
     Chief Investment Officer,
     Financial Security Assurance Holdings Ltd.
Mario d’Urso
     Former Italian Senator
Vincent D. Enright
     Former Senior Vice President &
     Chief Financial Officer,
     KeySpan Corp.
Frank J. Fahrenkopf, Jr.
     President & Chief Executive Officer,
     American Gaming Association
Michael J. Melarkey
     Attorney-at-Law,
     Avansino, Melarkey, Knobel & Mulligan
Salvatore M. Salibello
     Certified Public Accountant,
     Salibello & Broder, LLP
Anthonie C. van Ekris
     Chairman, BALMAC International, Inc.
Salvatore J. Zizza
     Chairman, Zizza & Co., Ltd.
Officers
Bruce N. Alpert
     President
Carter W. Austin
     Vice President
Peter D. Goldstein
     Chief Compliance Officer
Christopher Mancini
     Assistant Vice President & Ombudsman
Molly A.F. Marion
     Vice President
Agnes Mullady
     Treasurer and Secretary
Investment Adviser
Gabelli Funds, LLC
One Corporate Center Rye,
New York 10580-1422
Custodian
The Bank of New York Mellon
Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Transfer Agent and Registrar
American Stock Transfer and Trust Company

Stock Exchange Listing	6.625%

	Common	Preferred
NYSE Amex—Symbol:	GGN	GGN PrA
Shares Outstanding:	21,600,241	3,955,687
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting ww.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of	(d) Maximum Number (or
			Shares (or Units)	Approximate Dollar Value) of
	(a) Total Number of		Purchased as Part of	Shares (or Units) that May
	Shares (or Units)	(b) Average Price Paid	Publicly Announced	Yet Be Purchased Under the
Period	Purchased	per Share (or Unit)	Plans or Programs	Plans or Programs
Month #1 01/01/09 through 01/31/09	Common — N/A Preferred Series A — 1,788	Common — N/A Preferred Series A — $23.4709	Common — N/A Preferred Series A — 1,788	Common — 18,338,510 Preferred Series A — 3,957,475 — 1,788 = 3,955,687
Month #2 02/01/09 through 02/28/09	Common — N/A Preferred Series A — N/A	Common — N/A Preferred Series A — N/A	Common — N/A Preferred Series A — N/A	Common — 18,546,847 Preferred Series A — 3,955,687

Month #3 03/01/09 through 03/31/09	Common — N/A Preferred Series A — N/A	Common — N/A Preferred Series A — N/A	Common — N/A Preferred Series A — N/A	Common — 18,596,946 Preferred Series A — 3,955,687

Month #4 04/01/09 through 04/30/09	Common — N/A Preferred Series A — N/A	Common — N/A Preferred Series A — N/A	Common — N/A Preferred Series A — N/A	Common - 19,077,302 Preferred Series A — 3,955,687

Month #5 05/01/09 through 05/31/09	Common — N/A Preferred Series A — N/A	Common — N/A Preferred Series A — N/A	Common — N/A Preferred Series A — N/A	Common - 19,743,192 Preferred Series A — 3,955,687

Month #6 06/01/09 through 06/30/09	Common — N/A Preferred Series A — N/A	Common — N/A Preferred Series A — N/A	Common — N/A Preferred Series A — N/A	Common — 21,600,241 Preferred Series A — 3,955,687

Total	Common — N/A Preferred Series A — 1,788	Common — N/A Preferred Series A — $23.4709	Common — N/A Preferred Series A — 1,788	N/A
Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced — The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved — Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program — The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table — The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. — The Fund’s repurchase plans are ongoing.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	The Gabelli Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	9/3/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date	9/3/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/3/09

*	Print the name and title of each signing officer under his or her signature.